Reporting entity	6 Months Ended
Jun. 30, 2026
Reporting entity
Reporting entity

1.Reporting entity

GDEV Inc. (the “Company”) is a company incorporated under the laws of the British Virgin Islands on January 27, 2021, which was formed for the sole purpose of effectuating a merger with Kismet Acquisition One Corp, a special purpose acquisition company (“Kismet”).

The mailing and registered address of GDEV Inc.’s principal executive office is 55, Griva Digeni, 3101, Limassol, Cyprus.

GDEV Inc. is the direct parent of Nexters Global Ltd, which was incorporated in Cyprus on November 2, 2009 as a private limited liability company under the Cyprus Companies Law, Cap. 113. Nexters Global Ltd’s registered office is at Faneromenis 107, 6031, Larnaca, Cyprus. Nexters Global Ltd generates the majority of the Company’s revenues.

These interim condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at June 30, 2026 and December 31, 2025 and for the three and six months ended June 30, 2026 and 2025.

The principal activities of the Company and its subsidiaries (the “Group”) are the development and publishing of online games for mobile, web and social platforms. The Group also derives revenue from advertising services. Information about the Company’s main subsidiaries is disclosed in Note 24.

The Company’s ordinary shares and warrants are listed on Nasdaq under the symbols GDEV and GDEVW, respectively.

The Group has no ultimate controlling party.